CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)	$ (24,583,620)	$ 14,931,970
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation, amortization and depletion	522,728	1,217,217
Amortization of intangibles	569,721	0
Accretion (reduction) of reclamation liability	(609,247)	20,711
Accretion of discount on MCU Philippines, Inc. note receivable	(107,238)	(5,074)
Gain on sale of mineral rights and properties	0	(152,000)
Amortization of debt discount and other debt-related items	(38,656)	240,219
Employee and director share based compensation	463,986	204,249
Change in fair value of derivatives	13,155,946	(526,788)
Gain on sale of membership interest in Comstock Mining LLC	0	(18,275,846)
Gain (loss) on investments in securities	2,244,951	(3,152,702)
Loss from equity method investments	2,049,070	2,131
Impairment of goodwill and intangible assets	6,394,610	0
Write off LPB note receivable and deposit	576,258	0
Writedown of uncollectible receivable	300,000	0
Change in fair value of Tonogold Resources, Inc. convertible preferred shares	0	2,544,000
Non-cash Tonogold reimbursements and fees	(2,175,000)	0
Change in fair value of Tonogold Resources, Inc. note receivable	418,500	642,997
Change in fair value of contingent forward asset	0	(765,880)
Gain on final settlement of accounts payable	0	(144,473)
Deferred tax benefit	(5,748,105)	0
Changes in operating assets and liabilities:
Prepaid expenses	(717,822)	(60,501)
Deposits	479,881	0
Other assets	(85,817)	192,500
Accounts payable	(707,004)	(464,309)
Accrued expenses, other liabilities and deposits	104,456	(212,996)
Net cash used by operating activities	(7,492,402)	(3,764,575)
CASH FLOW FROM INVESTING ACTIVITIES:
Acquisition-related costs	(224,948)	0
Purchase of mineral rights and properties, plant and equipment	(78,467)	(130,750)
Proceeds from principal payment on note receivable	9,058	2,795
Proceeds from sale of mineral rights and properties, plant and equipment	0	100,000
Proceeds from Tonogold Resources, Inc. related to Comstock Mining LLC	0	240,000
Proceeds from sale of Tonogold Resources, Inc. common shares	798,313	2,944,929
Proceeds from redemption of Tonogold Resources, Inc. convertible preferred shares	0	2,616,000
Payments received on Tonogold Resources, Inc. note receivable	0	900,000
Cash acquired in acquisitions	219,217	0
Change in reclamation bond deposit	(240)	(6,742)
Net cash provided by (used) in investing activities	(16,097,485)	3,207,696
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on debt	(3,568,214)	(7,564,586)
Proceeds from issuance of promissory notes payable	4,550,000	5,470,000
Proceeds from the issuance of common stock	27,399,999	4,197,622
Common stock issuance costs	(1,064,498)	(130,070)
Repurchase of employee stock options	(247,156)	0
Net cash provided by financing activities	27,070,131	1,972,966
Net increase in cash	3,480,244	1,416,087
Cash at beginning of year	2,431,944	1,015,857
Cash at end of year	5,912,188	2,431,944
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	107,499	783,325
Cash paid for income taxes	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Increase in Tonogold note receivable in exchange for non-cash reimbursements	1,812,500	0
Issuance of common shares for Northern Comstock LLC mineral rights payments	482,500	482,500
Issuance of common shares for stock issuance costs	500,002	125,000
Asset held for sale transferred to property, plant and equipment	6,328,338	0
Conversion of Tonogold convertible preferred stock to Tonogold common stock	0	3,920,000
Issuance of common shares for Mercury Clean Up, LLC make whole liability	0	314,687
Investment in Pelen LLC	0	585,000
LINICO Corporation
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments	(6,025,034)	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for acquisitions	7,255,831	0
Issuance of common shares for investments	6,250,000	0
Issuance of common shares for derivative assets	500,000	0
Quantum Generative Materials LLC
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments	(4,250,000)	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common shares for investments	10,000,000	0
Issuance of common shares for derivative assets	530,000	0
Plain Sight Innovations Corporation
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments	(1,875,503)	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for acquisitions	14,952,806	0
Mercury Clean Up LLC
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments	(820,000)	(413,093)
Proceeds from Mercury Clean Up, LLC derivative asset settlement	762,377	0
M C U Philippines Inc
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments	(1,000)	(1,180,000)
Pelen LLC
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments	0	(17,500)
Payments on Pelen LLC option and obligations	(100,000)	(297,943)
LP Biosciences LLC
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments	(576,258)	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common shares for investments	4,173,000	0
Issuance of common shares for derivative assets	6,642,000	0
Sierra Springs Opportunity Fund, Inc.
CASH FLOW FROM INVESTING ACTIVITIES:
Payments for advance to affiliate	(3,285,000)	(1,650,000)
Deposits received on the sale of properties to Sierra Springs Opportunity Fund, Inc.	0	100,000
Solid Carbon Products
CASH FLOW FROM INVESTING ACTIVITIES:
Payments for advance to affiliate	(300,000)	0
FPC
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments	(350,000)	0
Renewable Process Solutions, Inc.
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for acquisitions	2,304,806	0
MANA Corporation
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for acquisitions	$ 6,528,453	$ 0